Acquisition of Netmotion - Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Feb. 18, 2022	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Goodwill (note 3)	$ 240,755		$ 1,100
NetMotion
Disclosure of detailed information about business combination [line items]
Trade and other receivables		$ 11,509
Income tax receivable		1,139
Prepaid expenses and other		1,291
Property and equipment		1,958
Right-of-use assets		2,484
Goodwill (note 3)		239,655
Intangible assets		135,600
Other non-current assets		651
Total assets		394,287
Trade and other payables		(4,159)
Income tax payable		(112)
Deferred revenue – current		(12,446)
Lease liability – current		(744)
Deferred revenue – non-current		(3,041)
Lease liability – non-current		(1,740)
Deferred tax liability		(30,037)
Total liabilities		(52,279)
Total net assets acquired		342,008
Gross contractual trade receivables acquired		11,566
Allowance for credit losses recognised as of acquisition date		$ 57